Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Property and equipment
Property and Equipment	$ 18,896,254	$ 13,294,712
Less accumulated depreciation and amortization	(10,289,000)	(6,653,000)
Property and equipment, net	8,607,000	6,642,000
Property and equipment, life	1 year
Equipment [Member]
Summary of Property and equipment
Property and Equipment	11,462,582	8,872,722
Leasehold improvements [Member]
Summary of Property and equipment
Property and Equipment	1,906,785	760,111
Furniture & fixtures [Member]
Summary of Property and equipment
Property and Equipment	709,574	512,996
Property and equipment, life	7 years
Computer hardware [Member]
Summary of Property and equipment
Property and Equipment	1,926,329	1,495,513
Property and equipment, life	3 years
Computer software [Member]
Summary of Property and equipment
Property and Equipment	2,547,215	1,308,976
Assets not yet placed in service [Member]
Summary of Property and equipment
Property and Equipment	$ 343,769	$ 344,394
Minimum [Member] | Equipment [Member]
Summary of Property and equipment
Property and equipment, life	3 years
Minimum [Member] | Leasehold improvements [Member]
Summary of Property and equipment
Property and equipment, life	2 years
Minimum [Member] | Computer software [Member]
Summary of Property and equipment
Property and equipment, life	2 years
Maximum [Member] | Equipment [Member]
Summary of Property and equipment
Property and equipment, life	7 years
Maximum [Member] | Leasehold improvements [Member]
Summary of Property and equipment
Property and equipment, life	5 years
Maximum [Member] | Computer software [Member]
Summary of Property and equipment
Property and equipment, life	3 years